Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share
22.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2011		2012		2013
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	68,886	32,739	104,055	47,755	205,561	93,048
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	51,849,923	24,642,349	53,028,506	24,336,650	53,764,555	24,336,650

Denominator used for basic earnings per share	51,849,923	24,642,349	53,028,506	24,336,650	53,764,555	24,336,650
Earnings per share—basic	1.33	1.33	1.96	1.96	3.82	3.82

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share	68,586	33,039	103,169	48,641	205,687	92,922
Effect of convertible senior notes	—	—	—	—	566	—

Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted after assumed conversion	68,586	33,039	103,169	48,641	206,253	92,922

Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	33,039	—	48,641	—	92,922	—
Net income attributable to ordinary shareholders	101,625	33,039	151,810	48,641	299,175	92,922
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	51,849,923	24,642,349	53,028,506	24,336,650	53,764,555	24,336,650
Conversion of Class B to Class A ordinary shares	24,642,349	—	24,336,650	—	24,336,650	—
Employee stock options	5,723,560	2,086,667	4,559,409	1,912,500	6,297,183	1,912,500
Convertible senior notes	—	—	—	—	204,290	—

Denominator used for diluted earnings per share	82,215,832	26,729,016	81,924,565	26,249,150	84,602,678	26,249,150
Earnings per share—diluted	1.24	1.24	1.85	1.85	3.54	3.54

Options to purchase nil, 50,000 (exercise price of US$23.94 per share) and nil ordinary shares were outstanding during the years ended 2011, 2012 and 2013, respectively, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.

The Overallotment Option (Note 14) was not assumed to be exercised and was not included in the computation of diluted earnings per share for the year ended December 31, 2013 because the average prices of the convertible senior notes and the ADS obtainable upon conversion are at or below the exercise price of the Overallotment Option.